Expense Example {- Fidelity® Contrafund®} - 12.31 Fidelity Contrafund Retail PRO-07 - Fidelity® Contrafund® - Fidelity Contrafund-Retail Class	Mar. 01, 2021 USD ($)
Expense Example:
1 year	$ 88
3 years	274
5 years	477
10 years	$ 1,061